Deferred tax balances	12 Months Ended
Jun. 30, 2019
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Deferred tax balances

13    Deferred tax balances

The movement for the year in the Group’s net deferred tax position is as follows:

	2019 US$M	2018 US$M	2017 US$M
Net deferred tax asset
At the beginning of the financial year	569	2,023	1,823
Income tax (charge)/credit recorded in the income statement (1)	(81)	(1,445)	188
Income tax credit/(charge) recorded directly in equity	15	17	12
Other movements	27	(26)	–

At the end of the financial year	530	569	2,023

(1)	Includes Discontinued operations income tax credit to the income statement of US$40 million (2018: US$510 million, 2017: US$219 million).

For recognition and measurement refer to note 6 ‘Income tax expense’.

The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense charged/(credited) to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		Charged/(credited) to the income statement
	2019	2018	2019	2018	2019	2018	2017
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation	(1,717)	(2,756)	1,444	1,356	(951)	(752)	391
Exploration expenditure	449	492	–	–	43	51	(22)
Employee benefits	310	321	(6)	(2)	14	31	(37)
Closure and rehabilitation	1,671	1,627	(203)	(194)	(53)	218	(151)
Resource rent tax	431	468	1,112	1,328	(179)	(194)	(189)
Other provisions	144	141	(1)	(2)	(2)	(11)	14
Deferred income	24	21	(5)	–	(9)	(13)	3
Deferred charges	(416)	(374)	286	272	56	(119)	(77)
Investments, including foreign tax credits	412	546	600	691	70	615	(17)
Foreign exchange gains and losses	(97)	(120)	(6)	16	(45)	(20)	(77)
Tax losses	2,611	3,758	–	–	1,147	1,595	(381)
Other	(58)	(83)	13	7	(10)	44	355

Total	3,764	4,041	3,234	3,472	81	1,445	(188)

The Group recognises the benefit of tax losses amounting to US$2,611 million (2018: US$3,758 million) only to the extent of anticipated future taxable income or gains in relevant jurisdictions. The amounts recognised in the Financial Statements in respect of each matter are derived from the Group’s best judgements and estimates as described in note 6 ‘Income tax expense’.

The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2019	2018
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits (1)	3,720	3,028
Investments in subsidiaries (2)	1,656	1,659
Deductible temporary differences relating to PRRT (3)	2,197	2,282
Mineral rights (4)	2,230	2,263
Other deductible temporary differences (5)	412	437

Total unrecognised deferred tax assets	10,215	9,669

Unrecognised deferred tax liabilities
Investments in subsidiaries (2)	2,253	2,216
Taxable temporary differences relating to unrecognised deferred tax asset for PRRT (3)	659	685

Total unrecognised deferred tax liabilities	2,912	2,901

(1)

At 30 June 2019, the Group had income and capital tax losses with a tax benefit of US$2,265 million (2018: US$1,946 million) and tax credits of US$1,455 million (2018: US$1,082 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	Total
US$M
Income tax losses
Not later than one year	359
Later than one year and not later than two years	443
Later than two years and not later than five years	2,723
Later than five years and not later than 10 years	530
Later than 10 years and not later than 20 years	2,312
Unlimited	2,001

8,368

Capital tax losses
Not later than one year	–
Later than two years and not later than five years	–
Unlimited	4,114

Gross amount of tax losses not recognised	12,482

Tax effect of total losses not recognised	2,265

Of the US$1,455 million of tax credits, US$1,449 million expires not later than 10 years and US$6 million expires later than 10 years and not later than 20 years.

(2)

The Group had deferred tax assets of US$1,656 million at 30 June 2019 (2018: US$1,659 million) and deferred tax liabilities of US$2,253 million (2018: US$2,216 million) associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future.

(3)

The Group had US$2,197 million of unrecognised deferred tax assets relating to Australian Petroleum Resource Rent Tax (PRRT) at 30 June 2019 (2018: US$2,282 million relating to Australian PRRT), with a corresponding unrecognised deferred tax liability for income tax purposes of US$659 million (2018: US$685 million). Recognition of a deferred tax asset for PRRT depends on benefits expected to be obtained from the deduction against PRRT liabilities.

(4)

The Group had deductible temporary differences relating to mineral rights for which deferred tax assets of US$2,230 million at 30 June 2019 (2018: US$2,263 million) had not been recognised because it is not probable that future capital gains will be available, against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

(5)

The Group had other deductible temporary differences for which deferred tax assets of US$412 million at 30 June 2019 (2018: US$437 million) had not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.